UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-21464

Name of Fund:  Floating Rate Income Strategies Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Floating Rate Income Strategies Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 02/29/05

Date of reporting period: 09/01/04 - 11/30/04

Item 1 - Schedule of Investments


Floating Rate Income Strategies Fund II, Inc.

Schedule of Investments as of November 30, 2004

                                       Face
Industry+                            Amount   Floating Rate Loan Interests (a)                                     Value
Aerospace & Defense - 5.0%     $  1,750,000   KF Industries, Inc., Term, due 11/18/2012                      $    1,750,000
                                  4,000,000   MRO Acquisitions Corporation, Term, due 8/15/2011                   4,045,000
                                  2,423,077   Standard Aero Holdings, Inc., Term, due 8/24/2012                   2,459,423
                                  1,994,898   The Titan Corporation, Term B, due 6/30/2009                        2,022,328
                                                                                                             --------------
                                                                                                                 10,276,751

Automotive - 3.4%                 2,000,000   The Goodyear Tire & Rubber Company, Deposit Account,
                                              due 9/30/2007                                                       2,024,062
                                  4,993,726   Metaldyne Corporation, Term D, due 12/31/2009                       4,988,108
                                                                                                             --------------
                                                                                                                  7,012,170

Broadcasting - 1.0%               2,000,000   Entravision Communications Corporation, Term B, due 2/24/2012       2,025,000

Cable - International - 1.0%      2,000,000   NTL Incorporated, Term B, due 4/14/2012                             2,020,000

Cable - U.S. - 18.6%              1,995,000   Bragg Communications Incorporated, Term B, due 8/03/2011            2,021,184
                                              Century Cable Holdings LLC, Term:
                                  3,000,000       due 6/30/2009                                                   2,984,733
                                  6,000,000       Discretionary, due 12/31/2009                                   5,965,002
                                  5,990,000   Charter Communications Operating LLC, Term B, due 4/27/2011         5,983,046
                                  4,840,425   Insight Midwest Holdings, LLC, Term A, due 6/30/2009                4,844,966
                                              Mediacom Broadband Group LLC:
                                  2,970,000       Term, due 3/31/2010                                             2,957,470
                                  3,200,000       Term B, due 3/31/2013                                           3,230,000
                                  7,939,759   Panamsat Corp., Term B, due 8/20/2011                               8,004,270
                                  2,000,000   Rainbow National Services LLC, Term B, due 3/31/2012                2,034,166
                                                                                                             --------------
                                                                                                                 38,024,837

Chemicals - 5.4%                  1,618,182   Innophos, Inc., Term B, due 8/13/2010                               1,646,500
                                  2,550,141   KRATON Polymers LLC, Revolving Term, due 12/24/2010                 2,584,142
                                              Rockwood Specialties Group, Inc., Term B:                           3,023,304
                                  3,000,000       due 7/30/2012
                                  1,750,000       due 9/15/2012                                                   1,763,594
                                  2,000,000   Wellman, Inc., Second Lien Term, due 2/10/2010                      2,006,666
                                                                                                             --------------
                                                                                                                 11,024,206

Consumer - Non-Durables - 0.7%    1,500,000   Culligan U.S., Term, due 9/30/2011                                  1,527,813

Diversified Media - 5.0%          4,000,000   Advertising Directory Solutions Holdings Inc., Term,
                                              due 4/01/2012                                                       4,088,500
                                  4,000,000   MC Communication, Term, due 12/31/2011                              4,010,000
                                  2,094,750   R.H. Donnelley Inc., Term B, due 8/30/2011                          2,118,197
                                                                                                             --------------
                                                                                                                 10,216,697

Energy - 2.4%                     5,000,000   Ocean Rig Norway AS, Term, due 6/01/2008                            5,000,000

Gaming - 4.4%                     2,000,000   Marina District Finance Company, Inc., Term, due 10/20/2011         2,016,666
                                  1,000,000   Mississippi, Term, due 11/04/2011                                   1,019,375
                                  1,100,000   Pinnacle Entertainment, Inc., Term, due 8/27/2010                   1,116,500
                                  4,750,000   Venetian Casino Resort, LLC, Term B, due 6/15/2011                  4,838,074
                                                                                                             --------------
                                                                                                                  8,990,615

Health Care - 2.5%                3,000,000   Ardent Health Services, Inc., Term, due 8/12/2011                   3,011,250
                                  2,000,000   Community Health Systems, Inc., Term, due 8/19/2011                 2,019,532
                                                                                                             --------------
                                                                                                                  5,030,782

Household Furniture &             2,300,000   General Growth Properties, Inc., Term B, due 11/12/2008             2,311,141
Appliances - 3.1%                 2,500,000   Lake at Las Vegas Joint Venture, Term, due 11/01/2009               2,517,970
                                  1,496,250   Nortek, Inc., Term, due 8/27/2011                                   1,523,681
                                                                                                             --------------
                                                                                                                  6,352,792
Housing- 2.7%                                 Headwaters Incorporated:
                                  1,000,000       Term, due 9/01/2012                                             1,027,917
                                  4,331,250       Term B, due 4/30/2011                                           4,392,611
                                                                                                             --------------
                                                                                                                  5,420,528

IT - 1.2%                         2,400,000   Viasystems, Inc., Term C, due 9/30/2009                             2,416,500

Leisure - 2.1%                    4,406,932   True Temper Sports, Inc., Term B, due 3/15/2011                     4,362,862

Manufacturing - 3.5%              4,000,000   Amsted Industries Incorporated, Term B, due 10/15/2010              4,052,500
                                  2,992,500   Blount, Inc., Term B, due 8/09/2010                                 3,042,376
                                                                                                             --------------
                                                                                                                  7,094,876

Packaging - 5.2%                    428,291   Berry Plastics Corporation, Term, due 7/22/2010                       434,180
                                  5,000,000   Graham Packaging Holdings Company, Term B, due 10/07/2011           5,082,590
                                  4,986,979   Tekni-Plex, Inc., Term B, due 6/21/2008                             5,051,396
                                                                                                             --------------
                                                                                                                 10,568,166

Paper - 2.2%                                  Boise Cascade, LLC:
                                  1,223,288       Term B, due 10/29/2011                                          1,245,333
                                  1,126,712       Term C, due 10/29/2010                                          1,135,995
                                              Smurfit Stone Container Corporation:
                                  1,529,412       Term B, due 11/01/2011                                          1,555,603
                                    470,588       Term C, due 11/01/2011                                            478,897
                                                                                                             --------------
                                                                                                                  4,415,828

Services - 3.4%                     350,282   URS Corporation, Term B, due 8/22/2008                                352,362
                                              United Rentals, Inc.:
                                  5,002,496       Initial Term, due 2/14/2011                                     5,071,280
                                    604,524       Term B, Credit Linked Deposit, due 2/14/2011                      610,317
                                  1,000,000   Weight Watchers International, Inc., Term, due 3/31/2010            1,008,125
                                                                                                             --------------
                                                                                                                  7,042,084

Telecommunications - 2.9%                     WilTel Communications Group, Inc.:
                                  5,000,000       First Lien Term, 5.46% due 6/30/2011                            5,004,690
                                  1,000,000       Second Lien Term, due 12/31/2010                                1,001,250
                                                                                                             --------------
                                                                                                                  6,005,940

Utilities - 23.3%                 5,000,000   Aquila, Inc., Term, due 9/14/2009                                   5,215,625
                                              Calpine Generating Company LLC:
                                  2,000,000       First Priority Term, due 3/11/2009                              2,041,718
                                  4,500,000       Term, due 4/01/2010                                             4,408,875
                                  3,000,000   Calpine Salt, Term, due 10/31/2006                                  3,013,125
                                  8,667,861   CenterPoint Energy, Inc., Term, due 10/07/2006                      8,708,496
                                              El Paso Corporation:
                                    750,000       Term, due 11/23/2009                                              754,553
                                  1,250,000       Term C, due 11/23/2009                                          1,260,645
                                  8,000,000   KGen Partners LLC, Term A, due 8/05/2011                            8,100,000
                                  1,000,000   Northwestern Corporation, Term B, due 11/01/2011                    1,013,750
                                  5,000,000   Reliant Resources, Inc., Term A, due 3/15/2007                      5,101,250
                                  4,456,538   Riverside Energy Center, LLC, Term, due 6/24/2011                   4,501,104
                                  3,543,462   Rocky Mountain Energy Center, LLC, Term, due 6/24/2011              3,578,896
                                                                                                             --------------
                                                                                                                 47,698,037

                                              Total Investments in Floating Rate Loan Interests
                                              (Cost - $200,507,499) - 99.0%                                     202,526,484



                                              Corporate Debt

Aerospace & Defense - 0.7%          250,000   Standard Aero Holdings, Inc., 8.25% due 9/01/2014(b)                  267,500
                                  1,000,000   Transdiguns Inc., 8.375% due 7/15/2011                              1,070,000
                                                                                                             --------------
                                                                                                                  1,337,500

Airlines - 0.4%                   1,000,000   American Airlines, Inc., 7.80% due 4/01/2008                          871,383

Automotive - 0.4%                 1,000,000   Metaldyne Corporation, 11% due 6/15/2012                              840,000

Cable - U.S. - 2.6%               2,000,000   CCH II, LLC, 10.25% due 9/15/2010                                   2,090,000
                                  1,000,000   Mediacom Broadband LLC, 11% due 7/15/2013                           1,057,500
                                  2,000,000   Rainbow National Services LLC, 10.375% due 9/01/2014(b)             2,120,000
                                                                                                             --------------
                                                                                                                  5,267,500

Chemicals - 1.3%                  1,400,000   Crompton Corporation, 7.67% due 8/01/2010(b)(c)                     1,512,000
                                  1,000,000   Huntsman International LLC, 10.125% due 7/01/2009                   1,055,000
                                                                                                             --------------
                                                                                                                  2,567,000

Consumer - Non-Durables - 0.0%      100,000   Riddell Bell Holdings, Inc., 8.375% due 10/01/2012(b)                 103,500

Gaming - 3.7%                       250,000   Choctaw Resort Development Enterprise, 7.25% due 11/15/2019(b)        254,375
                                  2,000,000   The Majestic Star Casino, LLC, 9.50% due 10/15/2010                 2,110,000
                                  1,000,000   Pinnacle Entertainment, Inc.:                                       1,035,000
                                                  8.25% due 3/15/2012
                                  1,000,000       8.75% due 10/01/2013                                            1,077,500
                                  3,000,000   Poster Financial Group, Inc., 8.75% due 12/01/2011                  3,082,500
                                                                                                             --------------
                                                                                                                  7,559,375

Health Care - 0.2%                  325,000   US Oncology, Inc., 9% due 8/15/2012(b)                                360,750

Housing - 0.1%                      275,000   Nortek, Inc., 8.50% due 9/01/2014(b)                                  295,625

IT - 0.5%                         1,000,000   Advanced Micro Devices, Inc., 7.75% due 11/01/2012(b)               1,020,000

Leisure - 1.0%                    1,000,000   Intrawest Corporation, 7.50% due 10/15/2013                         1,065,000
                                  1,000,000   True Temper Sports, Inc., 8.375% due 9/15/2011                        890,000
                                                                                                             --------------
                                                                                                                  1,955,000

Manufacturing - 0.5%              1,000,000   Invensys PLC, 9.875% due 3/15/2011(b)                               1,077,500

Packaging - 1.4%                  1,000,000   Pliant Corporation, 13% due 6/01/2010                                 960,000
                                  1,000,000   Tekni-Plex, Inc., 12.75% due 6/15/2010                                885,000
                                  1,000,000   U.S. Can Corporation, 12.375% due 10/01/2010                          930,000
                                                                                                             --------------
                                                                                                                  2,775,000

Paper - 10.3%                     2,000,000   Abitibi-Consolidated Inc., 5.38% due 6/15/2011(c)                   2,025,000
                                  7,475,000   Ainsworth Lumber Co. Ltd., 5.669% due 10/01/2010(b)(c)              7,512,375
                                    250,000   Boise Cascade LLC, 5.005% due 10/15/2012(b)(c)                        256,250
                                  2,000,000   Bowater Incorporated, 4.88% due 3/15/2010(c)                        2,010,000
                                  2,000,000   Caraustar Industries, Inc., 9.875% due 4/01/2011                    2,150,000
                                              Tembec Industries, Inc.:
                                  5,000,000       8.625% due 6/30/2009                                            4,987,500
                                  2,000,000       8.50% due 2/01/2011                                             1,995,000
                                                                                                             --------------
                                                                                                                 20,936,125

Services - 0.9%                   1,000,000   Allied Waste North America, Inc., 7.375% due 4/15/2014                932,500
                                  1,000,000   United Rentals (North America), Inc., 7.75% due 11/15/2013            960,000
                                                                                                             --------------
                                                                                                                  1,892,500

Telecommunications - 0.4%         1,000,000   LCI International, Inc., 7.25% due 6/15/2007                          947,500

Utilities - 3.4%                  1,000,000   AES Gener SA, 7.50% due 3/25/2014                                   1,040,000
                                  1,000,000   Calpine Corporation, 9.625% due 9/30/2014(b)                          993,750
                                  1,000,000   Edison Mission Energy, 7.73% due 6/15/2009                          1,072,500
                                  1,500,000   Electricidad de Caracas Finance BV, 10.25% due 10/15/2014(b)        1,575,000
                                  2,000,000   Sierra Pacific Resources, 8.625% due 3/15/2014                      2,280,000
                                                                                                             --------------
                                                                                                                  6,961,250

Wireless Telecommunications -       850,000   Dobson Cellular Systems, Inc., 6.96% due 11/01/2011(b)(c)             869,125
1.8%                                          Rogers Wireless Inc.(b):
                                    250,000       5.525% due 12/15/2010(c)                                          258,750
                                  2,275,000       7.25% due 12/15/2012                                            2,363,156
                                    250,000       8% due 12/15/2012                                                 259,375
                                                                                                             --------------
                                                                                                                  3,750,406

                                              Total Investments in Corporate Debt
                                              (Cost - $59,601,371) - 29.6%                                       60,517,914

Total Investments (Cost - $260,108,870*) - 128.6%                                                               263,044,398
Liabilities in Excess of Other Assets - (28.6%)                                                                (58,454,797)
                                                                                                             --------------
Net Assets - 100.0%                                                                                          $  204,589,601
                                                                                                             ==============

  * The cost and unrealized appreciation/depreciation of investments as of November 30, 2004, as computed for federal income tax purposes, were as follows:



    Aggregate cost                                  $  260,108,870
                                                    ==============
    Gross unrealized appreciation                   $    3,531,648
    Gross unrealized depreciation                        (596,120)
                                                    --------------
    Net unrealized appreciation                     $    2,935,528
                                                    ==============


  + For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
    This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

(a) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR
    (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) Floating rate note.

    Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                          Interest
    Affiliate                            Net Activity       Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                -          $ 143,565



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Floating Rate Income Strategies Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.,
       President
       Floating Rate Income Strategies Fund II, Inc.


Date: January 13, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.________
       Robert C. Doll, Jr.
       President
       Floating Rate Income Strategies Fund II, Inc.


Date: January 13, 2005


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       Floating Rate Income Strategies Fund II, Inc.


Date: January 13, 2005